Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Segment Reporting Information

The following table includes results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended June 30,
	2014			2013
	Liquefied Gas Segment	Conventional Tanker Segment	Total	Liquefied Gas Segment	Conventional Tanker Segment	Total
	$	$	$	$	$	$
Voyage revenues	77,602	23,721	101,323	68,270	28,349	96,619
Voyage expenses	705	462	1,167	407	817	1,224
Vessel operating expenses	14,746	9,574	24,320	13,683	11,131	24,814
Depreciation and amortization	17,888	5,642	23,530	18,329	6,827	25,156
General and administrative (i)	4,460	1,794	6,254	3,233	1,511	4,744

Income from vessel operations	39,803	6,249	46,052	32,618	8,063	40,681

	Six Months Ended June 30,
	2014			2013
	Liquefied Gas Segment	Conventional Tanker Segment	Total	Liquefied Gas Segment	Conventional Tanker Segment	Total
	$	$	$	$	$	$
Voyage revenues	152,566	50,247	202,813	136,300	57,426	193,726
Voyage expenses	1,528	972	2,500	407	1,208	1,615
Vessel operating expenses	29,460	19,116	48,576	27,676	22,454	50,130
Depreciation and amortization	36,001	11,639	47,640	35,619	13,680	49,299
General and administrative (i)	9,208	3,454	12,662	6,917	3,296	10,213

Income from vessel operations	76,369	15,066	91,435	65,681	16,788	82,469

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets

A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	June 30, 2014 $	December 31, 2013 $
Total assets of the liquefied gas segment	3,683,649	3,591,693
Total assets of the conventional tanker segment	418,596	456,186
Unallocated:
Cash and cash equivalents	121,658	139,481
Accounts receivable and prepaid expenses	26,287	25,600
Advances to affiliates	21,036	6,634

Consolidated total assets	4,271,226	4,219,594